Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Loans, including fees	$ 10,597,816	$ 12,329,198
Deposits in banks	698	1,518
Securities	769,356	976,790
Federal funds sold	14,345	1,218
Total interest income	11,382,215	13,308,724
Interest expense:
Deposits	3,202,830	4,162,717
Other borrowings	176,261	180,241
Total interest expense	3,379,091	4,342,958
Net interest income	8,003,124	8,965,766
Provision for loan losses	3,600,000	1,722,277
Net interest income after provision for loan losses	4,403,124	7,243,489
Other income:
Service charges on deposit accounts	1,527,864	1,465,679
Other fees and commissions	86,466	124,227
Gain on sales of available for sale securities	392,346	514,758
Rental income	413,040	377,560
Gain (loss) on disposal of premises and equipment	72,857	(7,453)
Other operating income	563,935	401,586
Total other income	3,056,508	2,876,357
Other expenses:
Salaries and employee benefits	3,714,406	3,662,659
Occupancy and equipment expenses, net	1,203,123	1,259,633
Loss on sales of foreclosed real estate	325,609	37,993
Other real estate expenses and writedowns	1,563,646	1,711,401
Other operating expenses	6,154,908	5,179,885
Total other expenses	12,961,692	11,851,571
Loss before income tax benefits	(5,502,060)	(1,731,725)
Income tax benefits	0	0
Net loss	(5,502,060)	(1,731,725)
Preferred stock dividends	(29,756)	(62,156)
Net loss available to common shareholders	$ (5,531,816)	$ (1,793,881)
Basic losses per common share	$ (0.54)	$ (0.18)
Diluted losses per common share	$ (0.54)	$ (0.18)